September 4, 2020

VIA ELECTRONIC TRANSMISSION

Securities and Exchange Commission

Public Filing Desk

100 F Street, N.E.

Washington, D.C. 20549

Re:	Emles Trust (File Nos. 333-238758 and 811-23431)

Dear Sir/Madam:

On behalf of the Emles Trust (the “Trust”), we hereby submit, via electronic filing, Pre-Effective Amendment No. 1 to the Trust’s Registration Statement under the Securities Act of 1933.

If you have any questions concerning this filing, please contact Owen J. Pinkerton at 202-263-4144.

Very truly yours,

/s/ Owen J. Pinkerton

Owen J. Pinkerton